John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 97.8%		$980,226,073
(Cost $776,417,733)
Austria 0.8%		8,090,130
BAWAG Group AG (A)(B)	151,813	8,090,130
Canada 7.1%		71,264,195
BCE, Inc.	198,353	8,714,934
Enbridge, Inc.	246,557	9,636,482
Fortis, Inc.	114,991	4,601,339
Great-West Lifeco, Inc.	281,178	6,499,905
Nutrien, Ltd. (New York Stock Exchange)	110,970	8,104,139
Restaurant Brands International, Inc.	251,157	16,242,323
Royal Bank of Canada	99,713	9,374,789
TELUS Corp.	419,221	8,090,284
France 6.8%		68,222,928
AXA SA	511,915	14,259,615
Danone SA	107,728	5,677,862
Orange SA	883,920	8,770,330
Sanofi	137,729	13,280,688
TotalEnergies SE	322,641	20,253,135
Vinci SA	60,001	5,981,298
Germany 7.3%		72,988,011
Allianz SE	47,727	10,192,436
BASF SE	144,547	7,117,271
Bayer AG	128,183	6,597,568
Deutsche Post AG	368,807	13,803,168
Deutsche Telekom AG	795,282	15,823,339
Muenchener Rueckversicherungs-Gesellschaft AG	35,182	11,380,307
Siemens AG	58,570	8,073,922
Hong Kong 0.7%		7,001,873
China Resources Gas Group, Ltd.	1,876,900	7,001,873
Ireland 0.9%		8,666,246
Medtronic PLC	111,506	8,666,246
Italy 0.9%		9,295,308
Snam SpA	1,917,024	9,295,308
Japan 1.7%		17,493,940
Bridgestone Corp.	167,700	5,937,767
Koei Tecmo Holdings Company, Ltd.	381,800	6,905,429
Toyota Motor Corp.	340,900	4,650,744
Norway 0.7%		6,914,947
Orkla ASA	958,103	6,914,947
South Korea 1.5%		14,829,186
Samsung Electronics Company, Ltd., GDR (A)	9,000	9,969,379
SK Telecom Company, Ltd.	129,547	4,859,807
Switzerland 2.8%		27,761,177
Nestle SA	54,547	6,300,693
Novartis AG	186,002	16,832,708
Roche Holding AG	14,727	4,627,776
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 0.8%		$8,485,752
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	113,918	8,485,752
United Kingdom 8.2%		81,975,779
AstraZeneca PLC, ADR	226,765	15,374,667
BAE Systems PLC	628,099	6,487,292
British American Tobacco PLC	365,187	14,446,195
Coca-Cola Europacific Partners PLC	276,085	15,273,022
GSK PLC	317,458	5,486,728
Linde PLC	16,618	5,420,459
National Grid PLC	685,350	8,210,093
Unilever PLC	223,366	11,277,323
United States 57.6%		577,236,601
AbbVie, Inc.	129,465	20,922,839
Air Products & Chemicals, Inc.	23,856	7,353,851
Altria Group, Inc.	113,651	5,194,987
American Electric Power Company, Inc.	139,383	13,234,416
Analog Devices, Inc.	106,682	17,499,048
Apple, Inc.	53,073	6,895,775
AT&T, Inc.	405,283	7,461,260
Bank of America Corp.	146,888	4,864,931
Broadcom, Inc.	37,526	20,981,911
Chevron Corp.	30,557	5,484,676
Cisco Systems, Inc.	329,695	15,706,670
Columbia Banking System, Inc.	268,312	8,084,241
Cummins, Inc.	51,465	12,469,455
CVS Health Corp.	68,083	6,344,655
Dow, Inc.	183,074	9,225,099
Duke Energy Corp.	53,073	5,465,988
Eaton Corp. PLC	42,083	6,604,927
Eli Lilly & Company	15,010	5,491,258
Emerson Electric Company	88,455	8,496,987
Entergy Corp.	71,836	8,081,550
Enterprise Products Partners LP	555,923	13,408,863
Evergy, Inc.	149,032	9,378,584
Hasbro, Inc.	147,725	9,012,702
IBM Corp.	148,496	20,921,601
Intel Corp.	216,655	5,726,192
Iron Mountain, Inc.	309,055	15,406,392
Johnson & Johnson	34,309	6,060,685
JPMorgan Chase & Co.	83,897	11,250,588
KeyCorp	924,887	16,111,532
KLA Corp.	23,588	8,893,384
Lazard, Ltd., Class A	327,014	11,337,575
Leggett & Platt, Inc.	188,972	6,090,568
Lockheed Martin Corp.	13,134	6,389,560
LyondellBasell Industries NV, Class A	113,114	9,391,855
Magellan Midstream Partners LP	111,506	5,598,716
Merck & Company, Inc.	64,062	7,107,679
MetLife, Inc.	180,046	13,029,929
Microsoft Corp.	67,816	16,263,633
MPLX LP	205,654	6,753,677
MSC Industrial Direct Company, Inc., Class A	146,621	11,978,936
NetApp, Inc.	89,702	5,387,502
NextEra Energy, Inc.	120,352	10,061,427
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
NiSource, Inc.	190,848	$5,233,052
Omnicom Group, Inc.	90,481	7,380,535
Pfizer, Inc.	173,424	8,886,246
Philip Morris International, Inc.	182,538	18,474,671
Raytheon Technologies Corp.	66,475	6,708,657
Realty Income Corp.	172,084	10,915,288
Texas Instruments, Inc.	63,795	10,540,210
The Coca-Cola Company	97,836	6,223,348
The Home Depot, Inc.	18,495	5,841,831
The PNC Financial Services Group, Inc.	37,795	5,969,342
Truist Financial Corp.	209,342	9,007,986
U.S. Bancorp	180,662	7,878,670
United Parcel Service, Inc., Class B	41,011	7,129,352
UnitedHealth Group, Inc.	9,382	4,974,149
Vail Resorts, Inc.	23,856	5,686,078
Verizon Communications, Inc.	177,445	6,991,333
Walmart, Inc.	52,805	7,487,221
WEC Energy Group, Inc.	56,021	5,252,529
Welltower, Inc.	84,702	5,552,216
WP Carey, Inc.	123,836	9,677,783

Total investments (Cost $776,417,733) 97.8%	$980,226,073
Other assets and liabilities, net 2.2%	22,263,663
Total net assets 100.0%	$1,002,489,736

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 12-31-22:
Financials	14.7%
Information technology	14.7%
Health care	13.0%
Consumer staples	9.7%
Industrials	9.4%
Utilities	8.6%
Communication services	7.5%
Energy	6.1%
Consumer discretionary	5.3%
Materials	4.7%
Real estate	4.1%
Other assets and liabilities, net	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2022, by major security category or type:
	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$8,090,130	—	$8,090,130	—
Canada	71,264,195	$71,264,195	—	—
France	68,222,928	—	68,222,928	—
Germany	72,988,011	—	72,988,011	—
Hong Kong	7,001,873	—	7,001,873	—
Ireland	8,666,246	8,666,246	—	—
Italy	9,295,308	—	9,295,308	—
Japan	17,493,940	—	17,493,940	—
Norway	6,914,947	—	6,914,947	—
South Korea	14,829,186	—	14,829,186	—
Switzerland	27,761,177	—	27,761,177	—
Taiwan	8,485,752	8,485,752	—	—
United Kingdom	81,975,779	36,068,148	45,907,631	—
United States	577,236,601	577,236,601	—	—
Total investments in securities	$980,226,073	$701,720,942	$278,505,131	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$7,071,602	$203,874,340	$(210,925,433)	$(19,925)	$(584)	$229,347	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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